OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category - GBP (£)
£ in Millions
	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Financial liabilities	£ 1,061	£ 1,055
Structured Notes Programmes
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Financial liabilities	331	355
Structured deposits
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Financial liabilities	639	605
Zero Amortising Guaranteed Notes
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Financial liabilities	£ 91	£ 95